Business Combination Disclosure: Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2022
Cash assumed, Aphrodite	$ 0	$ 60,287
Loans payable, Aphrodite	0	2,304,438
Note payable,long term, Aphrodite	0	150,000
Net liability assumed, Aphrodite	$ 0	(2,140,293)
Acquisition of Aphrodite
Current asset acquired, Aphrodite			$ 1,597,389
CurrentLiabilities assumed			3,737,682
Net liability assumed, Aphrodite		(2,140,293)
Intangible assets assumed from acquisition			725,867
Goodwill assumed from acquisition		2,900,270
Total assumed from acquisition			$ 1,485,844
Acquisition related cost		$ 54,360